Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Summary of Commitments
(a)	Commitments

	Fiscal year ending March 31,
	2017	2018	2019	2020	2021 and thereafter	Total
Operating leases	$1,730	$1,794	$1,487	$1,426	$—	$6,437